BACKGROUND, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUTNING POLICIES - Research and Development Costs (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Selling, general and administrative expenses
Schedule Of Research And Development Expense [Line Items]
Research and development activities related expenditures	$ 19.1	$ 19.8	$ 17.7